02.28 Spartan 500 Index Fund Investor, Advantage PRO-02 | Spartan® 500 Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® 500 Index Fund} - 02.28 Spartan 500 Index Fund Investor, Advantage PRO-02 - Spartan® 500 Index Fund		Spartan 500 Index Fund-Investor Class	Spartan 500 Index Fund-Premium Class
Management fee	[1]	0.015%	0.015%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.075%	0.03%	[1]
Total annual operating expenses		0.09%	0.045%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® 500 Index Fund} - 02.28 Spartan 500 Index Fund Investor, Advantage PRO-02 - Spartan® 500 Index Fund - USD ($)	Spartan 500 Index Fund-Investor Class	Spartan 500 Index Fund-Premium Class
1 year	$ 9	$ 5
3 years	29	15
5 years	51	25
10 years	$ 115	$ 58